Property and Equipment, Net (Details) - Schedule of property and equipment - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
At cost:
Property and equipment, gross	$ 3,547	$ 3,131
Less: accumulated depreciation	(2,523)	(2,407)
Property and equipment, net	1,024	724
Computer and network equipment [Member]
At cost:
Property and equipment, gross	1,592	1,516
Office equipment [Member]
At cost:
Property and equipment, gross	1,318	1,118
Motor vehicles [Member]
At cost:
Property and equipment, gross	171	185
Production equipment [Member]
At cost:
Property and equipment, gross	$ 466	$ 312